NATURE OF THE ORGANIZATION AND BUSINESS (Tables)	12 Months Ended
Jun. 30, 2022
NATURE OF THE ORGANIZATION AND BUSINESS
Schedule of Company's major subsidiaries, VIE and subsidiaries of the VIE

As of June 30, 2022, the Company’s major subsidiaries, VIE and subsidiaries of the VIE are as follows:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Parent company:
BaiJiaYun Limited	April 22, 2021	Cayman Islands	Parent	Investment holding
Subsidiaries of BaiJiaYun
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100	Investment holding
VIE
BaiJiaYun VIE	May 22, 2017	PRC	VIE	Provision of cloud computing services
VIE’s Subsidiaries
Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”) (2)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology ”)	October 12, 2019	PRC	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as “Beijing Haoyu Xingchen Cultural Communication Co., Ltd.”) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi'an Baijiayun Information Technology Co., Ltd. (“Xi'an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Chengdu Digital Bird Technology Co., Ltd. (“Chengdu BaiJiaYun”)	April 8, 2015	PRC	100% owned by VIE since August 3, 2020, and disposed of in June 2021	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”) (1)	December 12, 2018	PRC	100% owned by VIE since September 15, 2021	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd. (“Beijing Deran”)	May 29, 2012	PRC	51% owned by VIE since March 24, 2022	Provision of cloud computing services
(1)	The Company acquired Wuhan BaiJiaShiLian in September 2021. Wuhan BaiJiaShiLian did not commence any operation at the acquisition date and has immaterial net assets.
(2)	The Company disposed of Wuhan BaiJiaYun in September 2022, see Note 20.

Schedule of amounts and balances of BaiJiaYun VIE and its subsidiaries were included in the Company's consolidated financial statements after the elimination of intercompany balances and transactions

As of June 30,
2022
ASSETS
Current Assets
Cash and cash equivalents	$9,765,574
Restricted cash	8,376,345
Short-term investments	7,775,682
Notes receivable	107,662
Accounts receivable, net	22,522,334
Accounts receivable - related party	95,549
Prepayments	1,604,496
Prepayments - related party	313,678
Inventories	1,831,796
Deferred contract costs	9,555,837
Due from related parties	89,578
Prepaid expenses and other current assets, net	2,467,269
Total Current Assets	64,505,800

Property and equipment, net	529,988
Intangible assets, net	3,345,419
Operating lease right of use assets	753,686
Deferred tax assets	2,193,792
Long-term deposits	—
Long-term investments	25,012,046
Goodwill	1,144,824
Other non-current assets	366,441
Total Non-Current Assets	33,346,196

Total Assets	$97,851,996

LIABILITIES
Current Liabilities
Deposit payable	$—
Short-term borrowing	149,296
Accounts and notes payable	21,898,915
Advance from customers	5,905,599
Advance from customers - related parties	268,905
Income tax payable	3,716
Deferred revenue	1,001,372
Deferred revenue - related party	63,911
Due to related parties	1,492,961
Operating lease liabilities, current	328,066
Accrued expenses and other liabilities	4,473,825
Total Current Liabilities	35,586,566

Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	354,051

Total Liabilities	$36,150,229

For the year Ended
June 30,
2022
Revenues	$68,600,378
Cost of revenues	$(50,047,764)
Total operating expenses	$(35,067,782)
Net loss	$(12,271,120)
Net cash used in operating activities	$(15,304,581)
Net cash used in investing activities	$(27,372,316)
Net cash used in financing activities	$(10,014,503)